BENEFIT PLANS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 401 (k) plan [Member]	Sep. 30, 2012 401 (k) plan [Member]	Sep. 30, 2013 401 (k) plan [Member] Maximum [Member]	Jun. 30, 2013 Pentegra DB Plan [Member]	Jun. 30, 2012 Pentegra DB Plan [Member]	Sep. 30, 2013 Pentegra DB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions made to the Pentegra DB Plan						$ 135,230	$ 191,845
Percentage of total contribution								5.00%
Employee Benefit Plan employee contributions for matching percentage			50.00%		15.00%
Employee Benefit Plan matching percentage			6.00%
Expenses incurred			46	16
Deferred compensation plan, maximum term	20 years
Expenses incurred for the deferred compensation plan	181	173
Deferred compensation liability	1,340	1,264
Deferred compensation plan, cash surrender value of the key man life insurance policies	$ 6,887	$ 6,685